Net Financial Results - Detailed Information about Financial Results (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Interest income		$ 16,880	$ 7,363	$ 7,665
Exchange differences		60,188	92,694	80,490
Financial accretion		10,158	7,546	5,250
Total financial income		87,226	107,603	93,405
Financial loss
Interest loss		(71,870)	(65,821)	(48,136)
Exchange differences		(37,176)	(56,592)	(32,555)
Financial accretion		(23,786)	(16,340)	(10,842)
Total financial costs		(132,832)	(138,753)	(91,533)
Other financial results
Results on financial assets at fair value with changes in results		10,869	3,862	(1,449)
Result from derivative financial instruments		(1,048)	(860)	(293)
Result from net monetary position		12,384	7,828	5,904
Results from transactions with financial assets			9,786
Result from financial instruments exchange	[1]		1,330
Result from debt exchange	[2]	1,855	(2,097)
Total other financial results		24,060	19,849	4,162
Net financial results		$ (21,546)	$ (11,301)	$ 6,034

[1]	See Note 6.
[2]	See Note 21.